Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Current
Borrowing arrangements	$ 14,007
Current borrowings	14,007
Non-current
Borrowing arrangements	65,601	$ 65,000
Less: transaction costs	(6,738)	(6,328)
Amortization of carrying amount, net of payments made	8,416	725
Borrowings	$ 67,279	$ 59,397